FINANCE COSTS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Interest on lease liabilities	$ 36,425	$ 772,087
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	0	56,336
Financing costs	435,212	0
Other	(97,931)	(2,725)
Finance costs	1,420,354	1,178,408
Borrowing costs capitalised	1,718,711	0
Interest On Long-Term Debt and Other Debts
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised	756,233
Interest On Lease Liability
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised	$ 962,478
Minimum
Disclosure of detailed information about borrowings [line items]
Capitalisation rate of borrowing costs eligible for capitalisation	5.68%
Long-term debt
Disclosure of detailed information about borrowings [line items]
Interest on long-term debt and other debts	$ 1,046,648	$ 352,710